Employee Benefits (Actuarial Assumptions) (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discount rate as at the end of the year [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	1.70%	2.10%	3.00%
Future salary increases [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	3.40%	3.20%	3.30%
Future pension increase [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	2.00%	2.10%	2.20%